S000001243 [Member] Investment Objectives and Goals - LARGE CAP CORE FUND	Mar. 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	LARGE CAP CORE FUND
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund seeks long-term growth of capital. Any income received is incidental to this objective.